Related-party Transactions - Additional Informational (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Percentile_rank shares	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)
Disclosure of transactions between related parties [line items]
Performance period	3 years
Revenue	€ 489,302,000	€ 421,788,000	[1]	€ 386,560,000	[1]
Adjusted EBITDA margin	45.20%
Number of shares awarded		61,469		68,639
Executive Director [member]
Disclosure of transactions between related parties [line items]
Percentile rank of base salary | Percentile_rank	50
Risk compensation percentage of total compensation at target	79.00%	79.00%		79.00%
Risk compensation percentage of total compensation at maximum pay-out of both STI and LTI	86.00%	86.00%		86.00%
Maximum pay-out percentage of number of shares awarded at target	175.00%	175.00%		175.00%
STI: cash bonus target percentage of base salary	110.00%	100.00%
LTI: performance shares target percentage of base salary	175.00%			300.00%
STI: Cash Bonus	€ 667,585	€ 597,143		€ 693,000
STI: Cash bonus actual performance against target cash bonus percentage	110.30%	108.60%		126.00%
Executive Director [member] | Short term incentive plan [member]
Disclosure of transactions between related parties [line items]
Target cash bonus percentage of base salary	110.00%	100.00%		100.00%
Maximum pay-out opportunity percentage of target cash bonus	145.00%	145.00%		145.00%
Executive Director [member] | Long-term incentive plan [member]
Disclosure of transactions between related parties [line items]
Maximum pay-out percentage of number of shares awarded at target	175.00%	150.00%
Percentage of annual conditional performance share awards	100.00%
TSR performance period	3 years	2 years
Annual target value of conditional performance share award percentage of base salary	300.00%	300.00%		300.00%
Executive Director [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Percentile rank of STI and LTI | Percentile_rank	50
Executive Director [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Percentile rank of STI and LTI | Percentile_rank	75
STI: Cash Bonus	€ 877,000	€ 798,000		€ 798,000
STI: cash bonus maximum percentage at target bonus	145.00%	145.00%		145.00%
Executive Director [member] | Target [member]
Disclosure of transactions between related parties [line items]
STI: cash bonus target percentage of base salary	110.00%	100.00%		100.00%
LTI: performance shares target percentage of base salary	300.00%	300.00%		300.00%
STI: Cash Bonus	€ 605,000	€ 550,000		€ 550,000
STI: cash bonus maximum percentage at target bonus	145.00%	145.00%		145.00%
Restricted shares [member] | Non-executive directors [member]
Disclosure of transactions between related parties [line items]
Total restricted shares granted to Non-executive Directors | shares	3,984
Restricted shares granted to each Non-executive Directors | shares	996
Long-term incentive plan [member] | Third Anniversary [member]
Disclosure of transactions between related parties [line items]
Vesting percentage	50.00%
Long-term incentive plan [member] | Fourth Anniversary [member]
Disclosure of transactions between related parties [line items]
Vesting percentage	50.00%
2017 plan [member]
Disclosure of transactions between related parties [line items]
Number of shares awarded	60,060
2017 plan [member] | First Installment [member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments expected to vest in share-based payment arrangement	30,030
2017 plan [member] | Second Installment [member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments expected to vest in share-based payment arrangement	30,030

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.